Commitments and contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Commitments and contingencies [Line Items]
Minimum lease payments payable under cancellable operating lease	$ 16,790	$ 18,155	$ 19,984
Within 1 year
Disclosure of Commitments and contingencies [Line Items]
Minimum lease payments payable under cancellable operating lease	2,120	2,006	1,984
After 1 year but not more than 5 years
Disclosure of Commitments and contingencies [Line Items]
Minimum lease payments payable under cancellable operating lease	7,734	7,335	7,362
More than 5 years
Disclosure of Commitments and contingencies [Line Items]
Minimum lease payments payable under cancellable operating lease	$ 6,936	$ 8,814	$ 10,638